STOCKHOLDERS' EQUITY - Common Stock Shares (Details)	4 Months Ended
Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Class A ordinary shares subject to possible redemption	18,582,720
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	300,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001
Common Stock, Voting Rights	one
Common shares, shares issued (in shares)	4,417,280
Class A ordinary shares, $0.0001 par value	4,417,280
Class A ordinary shares subject to possible redemption	18,582,720
Class A, subject to possible redemption
Class of Stock [Line Items]
Class A common stock subject to possible redemption, issued (in shares)	18,582,720
Class A ordinary shares subject to possible redemption	18,582,720
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	30,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001
Common Stock, Voting Rights	one
Common shares, shares issued (in shares)	5,750,000
Class A ordinary shares, $0.0001 par value	5,750,000
Aggregated shares issued upon converted basis (in percent)	20.00%